PIMCO Equity Series

Supplement Dated October 4, 2013 to the PIMCO Dividend and Income Builder Fund, PIMCO Emerging Multi-Asset Fund, PIMCO EqS® Dividend Fund, PIMCO EqS® Emerging Markets Fund, PIMCO EqS® Long/Short Fund and PIMCO EqS Pathfinder Fund® – Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R Prospectus (dated October 31, 2012) as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Dividend and Income Builder Fund and the PIMCO EqS® Dividend Fund (the “Funds”)

Effective immediately, the PIMCO Dividend and Income Builder Fund’s portfolio is managed by Brad Kinkelaar, Daniel J. Ivascyn and Alfred T. Murata. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Dividend and Income Builder Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Brad Kinkelaar, Daniel J. Ivascyn and Alfred T. Murata. Messrs. Ivascyn and Murata are Managing Directors of PIMCO. Mr. Kinkelaar is an Executive Vice President of PIMCO. Mr. Kinkelaar is the lead portfolio manager of the Fund and is responsible for equity investments. Messrs. Ivascyn and Murata are responsible for fixed income investments. Mr. Kinkelaar has managed the Fund since its inception in December 2011. Messrs. Ivascyn and Murata have managed the Fund since October 2013.

Additionally, effective immediately, the PIMCO EqS® Dividend Fund’s portfolio is managed by Brad Kinkelaar. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO EqS® Dividend Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Brad Kinkelaar. Mr. Kinkelaar is an Executive Vice President of PIMCO and has managed the Fund since its inception in December 2011.

In addition, effective immediately, the sections of the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus pertaining to the Funds are deleted and the following disclosure is added to the table:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Dividend and Income Builder Fund	Brad Kinkelaar	12/11*

Executive Vice President, PIMCO. Mr. Kinkelaar joined PIMCO in 2011 and is a global equity portfolio manager. Prior to joining PIMCO, he was managing director and global equity portfolio manager at Thornburg Investment Management, where he spent nine years.

	Daniel J. Ivascyn	10/13	Managing Director, PIMCO. Mr. Ivascyn joined PIMCO in 1998, previously having been associated with Bear Stearns in the asset backed securities group as well as T. Rowe Price and Fidelity Investments.
	Alfred T. Murata	10/13

Managing Director, PIMCO. Mr. Murata is a portfolio manager on the mortgage credit team. Prior to joining PIMCO in 2001, he researched and implemented exotic equity and interest rate derivatives at Nikko Financial Technologies.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO EqS® Dividend Fund	Brad Kinkelaar	12/11*

Executive Vice President, PIMCO. Mr. Kinkelaar joined PIMCO in 2011 and is a global equity portfolio manager. Prior to joining PIMCO, he was managing director and global equity portfolio manager at Thornburg Investment Management, where he spent nine years.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_100413

PIMCO Equity Series

Supplement Dated October 4, 2013 to the Statement of Additional Information (the “SAI”),

dated October 31, 2012, as supplemented from time to time

Disclosure Related to the PIMCO Dividend and Income Builder Fund

and the PIMCO EqS® Dividend Fund (the “Funds”)

Effective immediately, the PIMCO Dividend and Income Builder Fund’s portfolio is managed by Brad Kinkelaar, Daniel J. Ivascyn and Alfred T. Murata and the PIMCO EqS® Dividend Fund is managed by Brad Kinkelaar. Therefore, effective immediately, the sections of the table in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI relating to other portfolio managers associated with the Funds are deleted and replaced with the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Daniel J. Ivascyn[5]
Registered Investment Companies	8	$31,619.73	0	N/A
Other Pooled Investment Vehicles	6	$5,870.46	2	$1,449.60
Other Accounts	83	$8,081.06	3	$3,232.90
Alfred T. Murata[5]
Registered Investment Companies	1	$357.13	0	N/A
Other Pooled Investment Vehicles	2	$4,250.41	0	N/A
Other Accounts	4	$596.04	0	N/A

[5]	Mr. Kinkelaar, Mr. Ivascyn and Mr. Murata manage the PIMCO Dividend and Income Builder Fund, which has $43.0 million in total assets under management.
[6]	Mr. Kinkelaar manages the PIMCO EqS® Dividend Fund, which has $317.6 million in total assets under management.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective October 4, 2013, the PIMCO Dividend and Income Builder Fund is managed by Brad Kinkelaar, Daniel J. Ivascyn and Alfred T. Murata. Information pertaining to accounts managed by Messrs. Ivascyn and Murata is as of August 31, 2013. Effective October 4, 2013, the PIMCO EqS® Dividend Fund is managed by Brad Kinkelaar.

Additionally, effective immediately, the sections of the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI relating to other portfolio managers associated with the Funds are deleted and replaced with the following:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Ivascyn[5]	PIMCO Dividend and Income Builder Fund	None
Murata[5]	PIMCO Dividend and Income Builder Fund	None

[5]	Effective October 4, 2013, Mr. Kinkelaar, Mr. Ivascyn and Mr. Murata manage the PIMCO Dividend and Income Builder Fund.
[6]	Effective October 4, 2013, Mr. Kinkelaar manages the PIMCO EqS® Dividend Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_100413